Events occurring after the reporting period	12 Months Ended
Dec. 31, 2022
Events occuring after the reporting period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting periodNo events have occurred subsequent to the end of the reporting period as of the date of this filing that require disclosure.